Acquisitions	12 Months Ended
Dec. 31, 2014
Acquisitions [Abstract]
Acquisitions

Note 2 – Acquisitions

In 2014, the Company completed 16 acquisitions of water and wastewater utility systems in various states.  The total purchase price of these utility systems consisted of $10,530 in cash.  Further, in August 2014, the Company acquired a non-regulated business that specializes in the inspection, cleaning and repair of storm and sanitary sewer lines.  The total purchase price consisted of $3,010, of which a total of $810 is contingent upon satisfying certain annual performance targets over a three-year period.  Additionally, in December 2014, the Company acquired a non-regulated business that specializes in providing water distribution system services to prevent the contamination of potable water, including training to waterworks operators.  The total purchase price consisted of $1,800, of which $700 was paid in the first quarter of 2015.  The operating revenues included in the consolidated financial statements of the Company during the period owned by the Company for these utility systems and non-regulated businesses were $4,403.  The pro forma effect of the businesses acquired is not material either individually or collectively to the Company’s results of operations.

In May 2014, the Company entered into an asset purchase agreement for the acquisition of the water and wastewater utility system assets of North Maine Utilities owned by the Village of Glenview, Illinois serving approximately 7,200 customers, for cash at closing of up to $22,000, subject to final adjustment pursuant to the purchase agreement.  Closing of this acquisition, which is subject to regulatory approval, is anticipated to occur in mid-2015.

In 2013, the Company completed 15 acquisitions of water and wastewater utility systems in various states.  The total purchase price consisted of $14,997 in cash.  The operating revenues included in the consolidated financial statements of the Company during the period owned by the Company were $3,180 in 2014 and $2,103 in 2013.  The pro forma effect of the businesses acquired is not material either individually or collectively to the Company’s results of operations.

As part of the Company’s growth-through-acquisition strategy, in July 2011, the Company entered into a definitive agreement with American Water to purchase all of the stock of the subsidiary that holds American Water’s regulated water and wastewater operations in Ohio.  American Water’s Ohio operations served approximately 59,000 customers.  On May 1, 2012, the Company completed its acquisition of American Water’s water and wastewater operations in Ohio.  The total purchase price at closing consisted of $102,154 in cash plus specific assumed liabilities, including debt of $14,281, as adjusted pursuant to the purchase agreement based on book value at closing.  The transaction has been accounted for as a business combination.  The Company has included the results of its acquisition in Ohio in our consolidated financial statements as part of our Regulated segment since the date of acquisition.  The operating revenue and earnings included in the consolidated financial statements of the Company during the period owned by the Company was $42,710 and $5,634 in 2014, respectively, $41,167 and $3,987 in 2013, respectively, and $27,981 and $3,265 in 2012, respectively.  The pro forma impact of the Company’s Ohio acquisition was not material to our results of operations for the year ended December 31, 2012.  The purchase price allocation was as follows:

May 1, 2012
Property, plant and equipment, net	$119,595
Current assets	6,852
Other long-term assets	7,525
Goodwill	1,679
Total assets acquired	135,651

Current liabilities	3,409
Long-term debt, excluding current portion	14,233
Other long-term liabilities	15,855
Total liabilities assumed	33,497

Net assets acquired	$102,154

In addition to the Company’s acquisition in Ohio, during 2012, the Company completed 16 acquisitions of water and wastewater utility systems in various states.  The total purchase price consisted of $19,094 in cash.  The operating revenues included in the consolidated financial statements of the Company during the period owned by the Company were $4,210 in 2014, $4,033 in 2013, and $1,527 in 2012.  The pro forma effect of the businesses acquired is not material either individually or collectively to the Company’s results of operations.